Note 3 - Summary of Significant Accounting Policies - Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Cash equivalents (money market accounts)	$ 3,729,954	$ 7,792,846	$ 4,093,579
Total assets measured at fair value	3,729,954	7,792,846	4,093,579
Convertible Notes			0
Total liabilities measured at fair value			0
Fair Value, Inputs, Level 2 [Member]
Cash equivalents (money market accounts)	0	0	0
Total assets measured at fair value	0	0	0
Convertible Notes			0
Total liabilities measured at fair value			0
Fair Value, Inputs, Level 3 [Member]
Cash equivalents (money market accounts)	$ 0	0	0
Total assets measured at fair value		$ 0	0
Convertible Notes			12,414,000
Total liabilities measured at fair value			$ 12,414,000